Acquisitions (Details Textual) (USD $)	2 Months Ended	12 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Business Acquisition [Line Items]
Acquisition of goodwill		$ 56,790,000	$ 15,871,000
Acquisitions (Textual) [Abstract]
Equity instruments includes Class A Non-voting shares	33,011			4,100,000
Equity instruments includes Class A Non-voting per share value				$ 15.92
Purchase price acquisition				300,000
Contingent consideration to VFS shareholders				10,700,000
Sale of EZCORP shares				3,900,000
Other Acquisitions [Member]
Business Acquisition [Line Items]
Acquisition of goodwill		$ 0